T. ROWE PRICE Summit Municipal Intermediate Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
ALABAMA 1.8%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  29,485 29,651
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,000 11,024
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,663
Columbia Ind. Dev. Board, PCR, Alabama Power Company Project,
Series A, VRDN, 3.35%, 12/1/37  460 460
Energy Southeast A Cooperative Dist., Series A-1, VRDN, 5.50%,
11/1/53 (Tender 1/1/31)  7,500 8,180
Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%,
12/1/51 (Tender 12/1/31)  29,365 29,081
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,263
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (1) 3,632 3,542
98,864
ALASKA 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 8,989
8,989
ARIZONA 1.7%
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34  3,100 3,575
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35  1,650 1,898
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36  1,900 2,167
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (2) 8,225 8,511
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,466
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,456
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 674
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 5,010
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 3,944
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2) 1,300 1,307
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2) 2,195 2,242
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,616
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,481
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,372
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,273
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,806
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,350
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,147

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,422
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 301
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 303
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 255
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 310
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 469
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 365
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 365
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,458
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 780
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 685
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 10,630
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 13,804
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/31  3,000 3,269
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,087
92,798
CALIFORNIA 7.9%
California, GO, 5.00%, 11/1/31  7,875 8,745
California, GO, 5.00%, 12/1/36  5,000 5,737
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,785
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,543
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,925 13,130
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 9,078
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 7,495
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,236
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,690
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
(Prerefunded 11/15/25) (3) 8,380 8,693

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,784 3,790
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,491 7,531
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 5.25%, 12/1/50 (Tender 6/1/26)  3,375 3,291
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,006
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,044
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,251
California PFA, Enso Village Project, 2.375%, 11/15/28 (1) 1,000 973
California PFA, Enso Village Project, 3.125%, 5/15/29 (1) 895 859
California PFA, Enso Village Project, 5.00%, 11/15/36 (1) 750 677
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (1) 495 495
California Public Works Board, Series C, 5.00%, 11/1/31  1,000 1,137
California Public Works Board, Series C, 5.00%, 11/1/38  1,550 1,716
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/32 (Prerefunded 7/1/24) (3) 3,000 3,025
California Statewide CDA, Kaiser Permanente, Series C-1, VRDN,
5.00%, 4/1/46 (Tender 11/1/29)  1,410 1,575
California Statewide CDA, Kaiser Permanente, Series C-3, VRDN,
5.00%, 4/1/45 (Tender 11/1/29)  10,975 12,259
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,662
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 10,917
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (1) 2,265 2,304
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (1) 1,005 1,028
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (1) 4,235 4,337
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (1) 3,000 3,069
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (1) 6,875 7,034
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (1) 4,275 4,373
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (1) 7,750 7,881
California, Various Purpose, GO, 4.00%, 3/1/27  3,725 3,873
California, Various Purpose, GO, 5.00%, 11/1/27  5,325 5,789
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,313
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 14,108
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,108
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 12,854

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 23,000
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 8,453
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/33  21,790 23,732
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/34  13,360 14,539
Los Angeles Dept. of Airports, 4.00%, 5/15/38 (Prerefunded
11/15/31) (2)(3) 530 564
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (2) 6,100 6,606
Los Angeles Dept. of Airports, 5.00%, 5/15/33 (Prerefunded
11/15/31) (2)(3) 530 601
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (2)(3) 60 68
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (2) 3,500 3,912
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36 (2) 10,000 11,176
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 2,631
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2) 6,050 6,389
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (2) 7,920 8,738
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (2) 6,500 7,268
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,217
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/41  4,065 4,595
Los Angeles Dept. of Water & Power, Series C, 5.00%, 7/1/38  5,000 5,818
Metropolitan Water Dist. of Southern California, Series B, 3.00%,
7/1/30  4,645 4,658
Metropolitan Water Dist. of Southern California, Series C, 5.00%,
7/1/40  5,635 6,378
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.466%, 7/1/27  2,615 2,571
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/35  6,250 7,426
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/36  8,000 9,431
San Diego County Regional Airport Auth., Senior Private Activity,
Series B, 5.25%, 7/1/36 (2) 3,500 4,031
San Diego County Regional Airport Auth., Senior Private Activity,
Series B, 5.25%, 7/1/37 (2) 1,350 1,541
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (2) 5,710 6,336
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38 (2) 6,250 6,686
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31 (2) 10,000 11,114
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,287
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  1,235 1,388

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series E, 5.00%, 5/1/37 (2) 4,450 4,739
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series H, 5.00%, 5/1/30 (2) 8,335 9,028
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,203
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,183
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33 (2) 1,300 1,436
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,753
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,004
Univ. of California, Series BE, 5.00%, 5/15/35  1,645 1,894
Univ. of California, Series BS, 5.00%, 5/15/41 (4) 3,000 3,542
442,347
COLORADO 2.7%
Colorado, Series A, COP, 4.00%, 12/15/39  3,895 4,028
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 2,048
Colorado HFA, Adventhealth Obligated, VRDN, 5.00%, 11/15/58
(Tender 11/15/28)  4,300 4,649
Colorado HFA, Adventhealth Obligated, Series A, 5.00%, 11/15/39  5,000 5,495
Colorado HFA, Children's Hosp., VRDN, 2.95%, 12/1/52  3,000 3,000
Colorado HFA, Commonspirit Health, Series A, 5.00%, 8/1/25  3,000 3,061
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  5,540 5,618
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 2,596
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 5,939
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,922
Denver City & County Airport, Series A, 4.00%, 11/15/41 (2) 3,900 3,898
Denver City & County Airport, Series A, 5.00%, 12/1/29 (2) 2,230 2,397
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 8,845 9,742
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2) 5,260 5,586
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 6,550 6,949
Denver City & County Airport, Series A, 5.00%, 12/1/34 (2) 1,250 1,324
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 26,680 28,173
Denver City & County Airport, Series A, 5.00%, 12/1/38 (2) 9,000 9,373
Denver City & County Airport, Series B, 5.00%, 11/15/30 (2) 2,000 2,202
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,239
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,144
Denver City & County Airport, Series B, 5.25%, 11/15/28
(Prerefunded 2/16/24) (3) 3,000 3,002
Denver City & County Airport, Series B, 5.50%, 11/15/39 (2) 3,700 4,236
Denver City & County Airport, Series B, 5.50%, 11/15/41 (2) 3,225 3,652
E-470 Public Highway Auth., Capital Appreciation, Series B, Zero
Coupon, 9/1/29 (5) 8,110 6,823
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,721
Tender Option Bond Trust Receipts, Series 2023-XM1124, VRDN,
4.58%, 11/15/48 (1) 2,690 2,690

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (6) 250 259
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (6) 575 606
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (6) 630 699
151,071
CONNECTICUT 1.3%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 13,189
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,100 13,055
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,835
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/32  10,000 10,820
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48 (Tender
2/10/26)  7,500 7,464
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  7,150 7,116
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,360
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (7)(8)(9) 384 86
Univ. of Connecticut, Series A, 5.00%, 8/15/30  1,165 1,338
Univ. of Connecticut, Series A, 5.00%, 8/15/31  3,250 3,799
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/30  1,575 1,810
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/31  4,170 4,875
72,747
DELAWARE 0.3%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,296
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,292
Delaware River & Bay Auth., 5.00%, 1/1/34  695 811
Delaware River & Bay Auth., 5.00%, 1/1/36  350 404
Delaware River & Bay Auth., 5.00%, 1/1/37  400 458
Delaware River & Bay Auth., 5.00%, 1/1/38  410 465
Delaware River & Bay Auth., 5.00%, 1/1/39  450 506
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,923
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,615
15,770
DISTRICT OF COLUMBIA 4.0%
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,122
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,186
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,844
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,301
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,862
District of Columbia, Series A, GO, 5.00%, 1/1/42  10,245 11,678
District of Columbia, Series A, GO, 5.00%, 10/15/44  3,050 3,279
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,675
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 10,693
District of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/36  12,000 13,377

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/40  3,110 3,433
District of Columbia, Income Tax Revenue, Series C, 5.00%,
5/1/37  1,780 1,997
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,159
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,892
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,099
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 8,185 8,455
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (2) 3,500 3,888
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (2) 1,500 1,507
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 3,470 3,476
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27 (2) 2,790 2,806
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (2) 2,310 2,324
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (2) 4,700 5,039
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,521
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 9,490 10,619
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 4,998
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (2) 4,650 5,202
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 7,350 7,584
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 17,795 18,331
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (2) 1,860 2,042
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (2) 1,775 1,984
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (2) 2,580 2,867
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (2) 6,780 7,498
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (2) 10,280 10,497
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/28  5,000 5,388
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/29  8,190 8,796

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  2,800 3,006
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/35  1,000 1,042
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/36  855 883
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/37  1,000 1,023
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,270 6,442
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,468
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 8,545
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,279
221,107
FLORIDA 5.2%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,266
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,077
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,810
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B,
5.00%, 12/1/34  12,380 12,521
Brevard County HFA, Health First, 5.00%, 4/1/27  2,075 2,079
Brevard County HFA, Health First, 5.00%, 4/1/29  750 751
Brevard County HFA, Health First, 5.00%, 4/1/30  3,285 3,291
Brevard County HFA, Health First, 5.00%, 4/1/31  4,490 4,499
Brevard County HFA, Health First, 5.00%, 4/1/39  8,105 8,120
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 13,105
Broward County Airport, 4.00%, 10/1/44 (2)(10) 3,075 3,017
Broward County Airport, 5.00%, 10/1/27 (2) 1,250 1,323
Broward County Airport, 5.00%, 10/1/29 (2) 2,265 2,390
Broward County Airport, 5.00%, 10/1/30 (2) 2,250 2,366
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,574
Broward County Airport, 5.00%, 10/1/32 (2) 1,815 1,902
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,356
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,569
Broward County Airport, Series A, 5.00%, 10/1/33 (2) 4,840 5,236
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,705
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 1,965
Broward County Port Fac., Series D, 5.00%, 9/1/26 (2) 2,760 2,857
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  750 758

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  1,250 1,275
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/27  1,500 1,544
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/28  1,500 1,557
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  500 522
Central Florida Expressway Auth., 4.00%, 7/1/35 (6) 3,500 3,705
Central Florida Expressway Auth., 4.00%, 7/1/37 (6) 4,000 4,190
Central Florida Expressway Auth., 4.00%, 7/1/39 (6) 3,070 3,163
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 17,553
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29  4,965 5,333
Florida DOT, Garvees, Series A, 5.00%, 7/1/30  5,000 5,704
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,243
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (2) 2,785 2,854
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (2) 8,285 9,053
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,139
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 6,785
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 4,580 4,794
Hillsborough County Aviation Auth., Tampa Int'l. Airport, 5.00%,
10/1/26 (2) 2,380 2,483
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/34 (Prerefunded 10/1/24) (3) 3,090 3,128
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,305
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,343
Miami-Dade County Aviation, 5.00%, 10/1/27 (2) 2,925 2,934
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29 (2) 1,800 1,806
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2) 6,950 6,974
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2) 9,590 9,622
Miami-Dade County Expressway Auth., Series 14A, 5.00%, 7/1/30  2,000 2,013
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,251
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,904
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,571
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,013
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,107
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,552
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,874
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,793
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/38 (2) 2,000 2,185
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/39 (2) 2,300 2,501
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/40 (2) 3,000 3,246
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/41 (2) 1,070 1,152
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/42 (2) 2,385 2,556

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 1,053
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 541
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 1,771
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/27  750 799
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/28  1,500 1,625
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/38  850 951
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/41  1,750 1,931
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/42  1,250 1,374
Orange County School Board, Series C, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (3) 16,675 17,164
Orange County School Board, Series C, COP, 5.00%, 8/1/33  4,535 4,697
Orange County School Board, Series D, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (3) 2,250 2,319
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  2,150 2,046
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/36  2,500 2,261
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,727
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,455
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/27  400 420
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/28  325 341
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/29  420 442
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/30  365 384
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/31  700 734
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/32  1,070 1,118
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/33  455 475
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 0.00%, 5/1/40  255 243
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (7)(9) 280 —
288,135
GEORGIA 6.6%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,675
Atlanta, Series A-1, GO, 5.00%, 12/1/36  2,350 2,766
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,660
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,852
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  2,750 2,813
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41  1,200 1,223

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42  5,145 5,238
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36  5,585 6,214
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38  5,000 5,491
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/40  14,055 15,299
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29 (7)(9) 2,805 1,262
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (7)(9) 9,705 4,367
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (7)(9) 3,065 1,379
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,398
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,393
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,693
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded
5/1/25) (3) 6,000 6,161
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%, 7/1/37  4,065 4,067
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, First Series, VRDN, 3.65%, 11/1/52  7,275 7,275
Burke County Dev. Auth., PCR, Georgia Power Vogtle Project,
VRDN, 3.60%, 7/1/49  6,400 6,400
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/25  1,075 1,098
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 527
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,364
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,641
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/31  400 421
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/32  1,000 1,054
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/33  2,000 2,106
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/34  2,515 2,648
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/26  1,860 1,923
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/28  1,200 1,268
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/29  1,780 1,877
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/30  6,300 6,652

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/35  5,000 5,261
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/37  2,500 2,615
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/28  2,500 2,660
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/29  2,750 2,930
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/31  2,365 2,515
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/32  3,660 3,873
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/33  3,390 3,580
Georgia Ports Auth., 4.00%, 7/1/38  3,180 3,336
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,598
Georgia Ports Auth., 4.00%, 7/1/42  2,875 2,932
Georgia Ports Auth., 5.00%, 7/1/35  3,000 3,546
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/39  5,000 5,865
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  16,250 18,933
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/32  1,000 1,054
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/34  1,205 1,269
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/35  1,000 1,051
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,396
Main Street Natural Gas, Series A, 5.00%, 5/15/28  1,450 1,511
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,318
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,313
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,519
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 11,630
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  31,870 32,012
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53 (Tender
6/1/30)  1,960 2,071
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54  5,125 5,484
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29)  2,500 2,625
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  6,000 6,382
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  20,395 20,517
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  34,250 34,331
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 5,259

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 9,929
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 2,003
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,088
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,126
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 706
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30  2,675 2,865
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31  1,560 1,658
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32  1,700 1,806
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33  1,845 1,960
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34  2,005 2,129
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35  3,415 3,621
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 8,991
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/35  255 289
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/37  455 508
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 520
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/39  765 842
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,501
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  4,205 4,763
367,896
HAWAII 0.4%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 2,100 2,155
Hawaii Airports System, Series D, 4.00%, 7/1/37  16,800 17,369
Hawaii Airports System, Series D, 5.00%, 7/1/31  1,200 1,367
20,891
IDAHO 0.3%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,056
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,001
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 746
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 650
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 726
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 721
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,001
Idaho HFA, Saint Luke's Health, Series C, VRDN, 3.45%, 3/1/48  850 850

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,248
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,119
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 3,145
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,833
17,096
ILLINOIS 4.6%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (2) 27,535 30,357
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 23,000 23,181
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2) 5,450 5,499
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2) 13,000 13,124
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 3,724
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,988
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,221
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,435
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,640
Illinois, GO, 4.00%, 6/1/32  530 535
Illinois, GO, 4.00%, 6/1/35  2,075 2,080
Illinois, GO, 5.50%, 5/1/24  1,000 1,005
Illinois, GO, 5.50%, 5/1/25  1,000 1,026
Illinois, Series 2021A, GO, 5.00%, 3/1/27  4,000 4,214
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,161
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,108
Illinois, Series A, GO, 5.00%, 11/1/25  4,115 4,238
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,588
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,205
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,616
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,426
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,561
Illinois, Series A, GO, 5.00%, 5/1/29  5,090 5,476
Illinois, Series B, GO, 5.00%, 3/1/25  1,375 1,399
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,407
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,617
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,403
Illinois, Series D, GO, 5.00%, 11/1/25  20,535 21,148
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,740
Illinois, Series D, GO, 5.00%, 11/1/28  13,645 14,559
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,930
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 5,229
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,310
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,363
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 6,757
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 3.10%, 7/15/55  800 800
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN, 3.20%,
11/15/37  200 200

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,299
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,171
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35  2,750 2,802
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 2,001
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39  3,000 2,996
257,539
INDIANA 0.1%
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%,
1/1/29  4,250 4,313
4,313
IOWA 0.4%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  23,985 24,587
24,587
KANSAS 0.1%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (3) 180 198
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  3,540 3,836
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,008
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,059
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,347
8,448
KENTUCKY 0.8%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 685
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 860
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 401
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 979
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 133
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 8,868
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,195
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,411
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,031
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,351
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  18,350 18,382
43,296

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
LOUISIANA 0.7%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24) (2) 8,925 8,649
Louisiana Gasoline & Fuels Tax Revenue, Series A-2, VRDN,
3.15%, 5/1/43  5,000 5,000
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,016
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  3,000 3,085
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  5,000 5,141
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29 (2) 4,400 4,440
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31 (2) 6,000 6,057
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,461
36,849
MARYLAND 3.1%
Anne Arundel County, Consolidated General Improvement Bonds,
GO, 5.00%, 10/1/40  1,970 2,277
Baltimore City, Series C, 5.00%, 7/1/27  500 501
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 3,763
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,271
Baltimore County, Consolidated Public Improvement, GO, 3.00%,
3/1/38  5,190 4,825
Baltimore County, Metropolitan District Bonds, 84th Issue, GO,
5.00%, 3/1/41  5,960 6,833
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,954
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,550 1,545
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,587
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 6,007
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/27 (2) 1,000 1,055
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28 (2) 2,400 2,565
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29 (2) 1,000 1,082
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30 (2) 1,000 1,097
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (2) 2,400 2,662
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (2) 2,500 2,774
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (2) 1,150 1,275
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (2) 2,105 2,330
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (2) 2,000 2,205
Maryland Economic Dev., Morgan State Univ., Series A, 5.375%,
7/1/38  1,350 1,463
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,199

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,191
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,059
Maryland HHEFA, 5.00%, 7/1/29 (Prerefunded 7/1/24) (3) 2,350 2,366
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29  2,000 2,100
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30  2,180 2,293
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31  1,950 2,051
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 2,731
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,560
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,838
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,701
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,507
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,002
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  8,705 8,831
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,400 2,523
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,497
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,577
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,288
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,312
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30 (2) 1,000 1,079
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (2) 3,570 3,850
Maryland, Bidding Group 1, Series A, GO, 5.00%, 3/15/31  15,000 17,549
Montgomery County, Series C, GO, 5.00%, 10/1/24  10,000 10,137
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 11/1/31  10,000 11,119
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,441
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,044
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,468
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 748
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 987
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 895
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,340
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,317
175,671

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MASSACHUSETTS 2.0%
City of Boston, Series A, GO, 5.00%, 11/1/39  5,000 5,896
Massachusetts, GO, 5.00%, 7/1/38  3,250 3,609
Massachusetts, Series A, GO, 5.00%, 1/1/41  9,500 10,931
Massachusetts, Series A, GO, 5.00%, 1/1/42  15,550 17,813
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,325 11,825
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,960
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,614
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 4,465
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 4,158
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 8,311
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,880
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2,
VRDN, 5.00%, 7/1/38 (Tender 1/30/25)  10,000 10,174
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/40  11,615 12,974
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/41  10,000 11,124
114,734
MICHIGAN 3.7%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (6) 605 610
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (6) 500 503
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27 (6) 1,280 1,288
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28 (6) 1,000 1,006
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30 (6) 1,200 1,207
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  1,000 1,175
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,535
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 8,963
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,659
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 14,718

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,607
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,185
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,500 1,766
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  1,000 1,163
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,993
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 9,953
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,516
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,497
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,801
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,014
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  8,890 9,313
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30  11,880 12,454
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31  3,000 3,142
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32  480 502
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  9,505 9,928
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,553
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,019
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 866
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,290
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,144
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/34  4,000 4,249
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/35  5,750 6,086
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  5,000 5,249
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,415
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 (Prerefunded 12/1/27) (3) 155 168
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 1,831
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,125
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(6) 14,615 15,173
Wayne County Airport Auth., Series B, 4.00%, 12/1/26 (1)(2) 8,065 8,181
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (2) 3,155 3,281
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (2) 1,810 1,906
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 842
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 630
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 1,360 1,424
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 836
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,515
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (2) 1,595 1,724

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2) 3,850 3,912
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2) 3,500 3,562
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,525
205,004
MINNESOTA 0.4%
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,517
Minnesota, Series A, GO, 5.00%, 8/1/37  5,865 6,846
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,240
Minnesota, Series D, GO, 5.00%, 8/1/27  7,405 8,017
25,620
MISSOURI 0.8%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,400 6,378
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (2) 3,720 4,004
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (2) 4,950 5,225
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (2) 2,550 2,709
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  17,960 19,302
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 4,943
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(6) 1,075 1,080
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(6) 2,725 2,771
46,412
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 879
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 919
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 957
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,042
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,206
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 426
5,429
NEBRASKA 0.4%
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 4,136
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30  10,000 10,535
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 2,144
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32  5,805 6,254
23,069
NEVADA 0.2%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,187
Truckee Meadows Water Auth., 5.00%, 7/1/34 (Prerefunded
7/1/26) (3) 3,965 4,174
Truckee Meadows Water Auth., 5.00%, 7/1/35  355 371
Truckee Meadows Water Auth., 5.00%, 7/1/35 (Prerefunded
7/1/26) (3) 840 883
9,615

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEW HAMPSHIRE 0.3%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  15,785 15,460
15,460
NEW JERSEY 2.6%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  10,050 10,918
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 2,000 2,020
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 1,948
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 4,909
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/33  4,750 5,269
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/34  4,350 4,807
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (6) 1,200 1,259
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,294
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.25%, 7/1/28  5,000 5,026
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,859
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 6,062
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  2,000 2,295
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 6,300
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 8,654
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 3,149
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,254
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/31  5,000 5,752
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,450
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,440
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,596
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 3,065
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/40  3,275 3,320

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 5,258
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  5,355 5,855
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/24  5,000 5,081
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/24  5,225 5,310
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/35  1,800 1,944
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/36  2,500 2,687
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 5,417
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25  2,000 2,038
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/30  10,795 11,657
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/24  2,630 2,642
143,535
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 1,976
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  6,720 6,879
8,855
NEW YORK 10.6%
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30  1,250 1,346
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,446
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/32  5,525 5,946
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  975 976
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 4,216
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28 (Prerefunded 2/15/24) (3) 6,300 6,304
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 8,655
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,585 19,967
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 24,903
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 8,450

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,236
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,623
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series B, 5.00%, 2/15/26 (11) 7,425 7,779
Metropolitan Transportation Auth., Series 2012G-1, VRDN, 3.20%,
11/1/32  605 605
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24  5,000 5,069
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,361
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 10,444
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,217
Metropolitan Transportation Auth., Series E-1, VRDN, 3.20%,
11/15/50  3,700 3,700
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1)(7)(9) 680 646
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (9) 1,224 293
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,659
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 13,411
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 9,587
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,110
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,914
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,269
New York City, Series D-1, GO, 5.00%, 3/1/40  5,125 5,629
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,746
New York City, Series F-1, GO, 5.00%, 3/1/44  5,700 6,234
New York City, Series I, GO, 5.00%, 3/1/28  13,775 13,795
New York City, Series I-4, GO, VRDN, 3.15%, 4/1/36  2,000 2,000
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,528
New York City Housing Dev., Sustainablity Bonds, Series C, 2.25%,
11/1/41  8,400 6,144
New York City Municipal Water Fin. Auth., Series 3B, VRDN,
3.40%, 6/15/43  500 500
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 20,207
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/40  5,195 5,684
New York City Municipal Water Fin. Auth., Series BB, 5.00%,
6/15/31  5,680 6,103
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,834
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
3.20%, 6/15/53  3,500 3,500

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,159
New York City Transitional Fin. Auth. Future Tax, 4.00%, 5/1/39  4,505 4,591
New York City Transitional Fin. Auth. Future Tax, Series B-1, 4.00%,
8/1/45  10,000 9,949
New York City Transitional Fin. Auth. Future Tax, Series C-1,
5.00%, 5/1/41  5,755 6,363
New York City Transitional Fin. Auth. Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,678
New York City Transitional Fin. Auth. Future Tax, Series D-1,
5.00%, 11/1/40  2,000 2,317
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 17,252
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,239
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,650
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,119
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  11,500 11,614
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,957
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/35  10,600 12,307
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,552
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/37  9,320 10,602
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 3.10%, 2/1/45  1,900 1,900
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  6,300 6,722
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,198
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,744
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,715
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,437
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  6,930 8,164
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  7,000 7,030
New York State Urban Dev., Personal Income Tax, 5.00%, 9/15/31  11,105 13,101
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 20,192

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 4,990 4,991
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 4,980 4,980
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2) 3,165 3,219
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (2) 3,500 3,594
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 11,230 11,573
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24 (2) 1,250 1,259
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (2) 850 869
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28 (2) 1,450 1,547
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29 (2) 1,000 1,080
Port Auth. of New York & New Jersey, 5.00%, 11/1/32 (2) 4,595 5,011
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (2) 5,410 5,448
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2) 10,185 10,600
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (2) 9,880 10,443
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (2) 8,155 8,697
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/33  3,065 3,518
Triborough Bridge & Tunnel Auth., Series A, BAN, 5.00%, 8/15/24  7,035 7,105
Triborough Bridge & Tunnel Auth., Senior Green Bonds, Series C,
5.00%, 11/15/41  11,065 12,633
Triborough Bridge & Tunnel Auth., Senior Green Bonds, Series C,
5.25%, 11/15/40  2,000 2,358
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  9,000 10,571
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,920
590,004
NORTH CAROLINA 1.9%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 1,981
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,299
Charlotte Water & Sewer, 5.00%, 7/1/24  5,000 5,041
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 18,767
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/34  3,700 3,850
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/38  3,000 3,082
Durham County, Series A, 5.00%, 6/1/37  750 882
Durham County, Series A, 5.00%, 6/1/38  1,100 1,279

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 4,086
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
(Prerefunded 10/1/27) (3) 4,235 4,557
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25) (3) 10,000 10,330
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%,
1/1/33  5,205 5,414
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  705 706
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  485 486
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/31 (Prerefunded 6/1/25) (3) 7,000 7,189
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/32 (Prerefunded 6/1/25) (3) 2,000 2,054
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series A, 5.00%, 1/1/31  10,025 10,359
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/29  3,000 3,108
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (3) 215 223
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Unrefunded Balance, Series C, 5.00%, 1/1/30  9,785 10,131
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,350 1,371
North Carolina Turnpike Auth., 5.00%, 1/1/26 (6) 1,350 1,398
North Carolina Turnpike Auth., 5.00%, 1/1/27 (6) 5,110 5,398
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (2) 1,500 1,648
105,639
OHIO 1.0%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  25,130 23,726
Cleveland Airport, Series A, 5.00%, 1/1/27 (6) 1,525 1,547
Cleveland Airport, Series A, 5.00%, 1/1/28 (6) 3,055 3,099
Cleveland Airport, Series A, 5.00%, 1/1/30 (6) 1,650 1,674
Cleveland Airport, Series A, 5.00%, 1/1/31 (6) 1,000 1,015
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 4,691
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,189
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,080
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,725
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 804
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 557
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,514
Ohio Hosp. Fac., Cleveland Clinic Health, VRDN, 2.75%, 1/1/52
(Tender 5/1/28)  4,500 4,426
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31  5,480 5,946

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33  2,735 2,959
55,952
OREGON 0.7%
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/25  280 278
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/27  305 302
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/28  320 316
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/29  335 330
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/30  355 349
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/31  370 362
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/32  390 380
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/33  410 399
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 470
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 531
Oregon, Series A, GO, 5.00%, 5/1/36  2,750 3,275
Oregon, Series A, GO, 5.00%, 5/1/37  3,000 3,538
Oregon, Series A, GO, 5.00%, 5/1/38  2,500 2,922
Oregon, Series A, GO, 5.00%, 5/1/39  1,060 1,230
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 1,896
Oregon, Series D, GO, 5.00%, 6/1/36  1,600 1,906
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,616
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 1,971
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 5,881
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 1,676
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2) 3,185 3,318
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,752
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,179
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (2) 2,000 2,025
37,902
PENNSYLVANIA 1.2%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/26 (2)(6) 350 360
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (2)(6) 850 889
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (2)(6) 1,000 1,061

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (2)(6) 2,380 2,606
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/27  550 571
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 630
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/29  600 635
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 694
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (1) 2,250 2,330
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (1) 1,500 1,542
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,951
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,296
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 2,540
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/25  1,655 1,688
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/26  2,000 2,075
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/27  2,000 2,112
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (1) 4,005 3,661
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/32  800 896
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/33  2,000 2,251
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/34  1,125 1,265
Pennsylvania, BID Group, GO, 4.00%, 9/1/42  5,000 5,111
Philadelphia Airport, Series C, 5.00%, 7/1/28 (2) 2,475 2,634
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (2)(6) 1,000 998
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (6) 3,250 3,611
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (6) 2,000 2,207
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (6) 1,605 1,759
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (6) 9,160 9,588
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (6) 10,000 10,456
69,417

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
PUERTO RICO 4.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 11,616 6,432
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 6,450 6,613
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 7,470 7,629
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (1) 3,250 3,342
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (1) 13,455 13,926
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  429 421
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  9,800 6,232
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  15,705 15,236
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  3,774 3,601
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  9,528 8,933
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,757 2,514
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,928 2,975
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,703
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 21,501
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  49,272 54,889
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(13) 130 40
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (7)
(13) 170 52
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (7)
(13) 500 154
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)(13) 630 194
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)(13) 2,380 732
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)(13) 830 255
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)(13) 985 303
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)(13) 130 40
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(13) 70 22
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(13) 6,525 2,006
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(13) 535 164
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)(13) 215 66

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)(13) 610 188
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)(13) 480 148
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)(13) 150 46
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)(13) 265 81
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)(13) 190 58
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)(13) 1,890 581
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)(13) 530 163
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)(13) 225 69
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 31,388
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,214
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  35,593 35,371
Puerto Rico Sales Tax Fin., Restructured, Series A-2-Converted,
4.329%, 7/1/40  13,192 13,110
252,392
RHODE ISLAND 0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(9) 980 392
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  5,025 5,029
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  1,425 1,432
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  1,630 1,640
8,493
SOUTH CAROLINA 0.6%
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/29  3,010 3,203
South Carolina Jobs Economic Dev. Auth., Bon Secours Mercy
Health System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  3,030 3,106
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,185 7,602
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 8,827
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/36  2,000 2,098
Spartanburg Regional Health Services Dist., 5.00%, 4/15/30  2,140 2,359
Spartanburg Regional Health Services Dist., 5.00%, 4/15/31  2,595 2,888
Spartanburg Regional Health Services Dist., 5.00%, 4/15/32  1,340 1,504
31,587
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,330
4,330

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
TENNESSEE 1.6%
Chattanooga Health Ed. & Housing Fac. Board, Commonspirit
Health, Series A, 5.00%, 8/1/25  1,360 1,388
Chattanooga Health Ed. & Housing Fac. Board, Commonspirit
Health, Series A, 5.00%, 8/1/26  1,750 1,816
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/25  1,300 1,320
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/26  1,000 1,016
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/27  1,050 1,068
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/28  1,000 1,017
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/29  1,000 1,017
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 2,921
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,000 1,057
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,817
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,390
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,648
Knox County Health Ed. & Housing Fac. Board, Series A-1, 5.00%,
7/1/35 (10) 600 678
Knox County Health Ed. & Housing Fac. Board, Series A-1, 5.00%,
7/1/36 (10) 450 505
Knox County Health Ed. & Housing Fac. Board, Series A-1, 5.00%,
7/1/37 (10) 400 446
Knox County Health Ed. & Housing Fac. Board, Series A-1, 5.00%,
7/1/38 (10) 425 468
Knox County Health Ed. & Housing Fac. Board, Series A-1, 5.00%,
7/1/39 (10) 450 493
Knox County Health Ed. & Housing Fac. Board, Series A-1, 5.00%,
7/1/40 (10) 425 463
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25 (2) 2,350 2,394
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO,
5.00%, 7/1/32 (Prerefunded 7/1/25) (3) 8,000 8,231
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,349
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  11,245 12,569
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 11,536

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,057
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 7,277
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,078
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,050 4,319
91,338
TEXAS 9.3%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (6) 2,500 2,685
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33 (2) 2,000 2,167
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25 (2) 650 664
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (2) 2,300 2,405
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (2) 1,200 1,242
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,602
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32 (2) 1,700 1,843
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,168
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (2) 1,000 1,071
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 2,854
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 703
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,811
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,520
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,847
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,511
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,025
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30  5,340 5,640
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45  4,750 5,025
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  9,955 10,255
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,696
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,845
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 7,243

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 940
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,295
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,280 1,412
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33  10,000 10,346
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29  3,840 3,918
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32
(Prerefunded 12/1/25) (3) 5,000 5,184
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24  1,025 1,039
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25  910 942
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26  1,500 1,585
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,171
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  625 727
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 983
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 3,016
Denton, GO, 4.00%, 2/15/42  4,000 4,097
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,665
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 8,053
Grand Parkway Transportation, Tela Supported, Series A, 5.00%,
10/1/34  8,495 9,208
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 5,568
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/24  2,170 2,202
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (3) 3,300 3,352
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 3.10%, 12/1/59  7,655 7,655
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series C-1,
TECP, 3.25%, 2/1/24  7,900 7,900
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,277
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,784
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,246
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (2) 4,000 3,611
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2) 8,350 8,358
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 10,200 10,202
Houston Combined Utility, Series A, 4.00%, 11/15/33  1,200 1,270
Houston Combined Utility, Series A, 4.00%, 11/15/34  1,225 1,289
Houston Combined Utility, Series A, Zero Coupon, 12/1/25 (6)(11) 7,510 7,090
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 8,994
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 6,688
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,570 3,814
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31  3,275 3,408
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32  6,500 6,763
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,489

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/31  750 834
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/32  1,000 1,110
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/33  1,100 1,220
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/34  1,000 1,106
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/35  1,100 1,253
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/36  2,750 3,064
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/37  1,335 1,499
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/38  1,900 2,092
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/40  1,500 1,652
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  4,250 4,609
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  1,520 1,667
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.25%, 5/15/40  2,265 2,562
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/30  4,450 4,536
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/31  4,630 4,718
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 10,700 10,614
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 503
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 762
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,077
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,181
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 794
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 851
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31  3,750 3,893
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,298
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 16,375
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 13,853
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,767
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 1,921
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,135
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%,
1/1/31  2,000 2,071
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/25  225 225

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/26  275 275
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/25  135 135
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A, 5.00%,
7/1/40  8,775 10,045
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (1)(2) 300 282
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (1)(2) 550 501
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (1)(2) 525 465
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,408
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,546
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 1,774
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,238
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,547
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,783
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  15,710 16,359
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  4,460 4,566
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  10,055 10,643
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 19,106
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,078
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,612
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  7,430 7,951
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 5,036
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  12,285 12,400
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 7,463
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 468
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,114

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 13,331
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 8,565
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33  19,495 20,873
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/34  18,475 19,740
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,519
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,612
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28  12,080 12,195
517,270
UTAH 1.9%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 5,113
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,956
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,250
Murray City, IHC Health Services, Series A, VRDN, 2.95%, 5/15/37  3,600 3,600
Murray City, IHC Health Services, Series C, VRDN, 2.90%, 5/15/36  200 200
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,099
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 3,707
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2) 1,825 1,929
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32 (2) 8,750 9,698
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (2) 6,110 6,769
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 12,200
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (2) 5,000 5,652
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (2)(10) 10,435 10,418
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 3,370 3,533
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,677
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,335
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 4,155 4,596
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 3,685
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 6,000 6,293
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (2) 5,665 5,890
Vineyard Redev. Agency, 4.00%, 5/1/32 (6) 135 145
Vineyard Redev. Agency, 4.00%, 5/1/34 (6) 300 320
Vineyard Redev. Agency, 4.00%, 5/1/36 (6) 250 265
Vineyard Redev. Agency, 4.00%, 5/1/38 (6) 270 279
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 225 231
Vineyard Redev. Agency, 4.00%, 5/1/40 (6) 320 326
Vineyard Redev. Agency, 5.00%, 5/1/29 (6) 385 427
Vineyard Redev. Agency, 5.00%, 5/1/30 (6) 215 242
Vineyard Redev. Agency, 5.00%, 5/1/31 (6) 235 268
104,103
VIRGINIA 7.9%
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,656

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Arlington County, GO, 5.00%, 6/15/36  6,000 7,051
Arlington County, GO, 5.00%, 6/15/38  9,585 11,074
Arlington County, GO, 5.00%, 6/15/39  2,040 2,346
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  2,945 3,263
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,837
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,103
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 23,461
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/30  2,030 2,215
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 9,102
Fairfax County, Series A, GO, 4.00%, 10/1/38 (4) 10,000 10,567
Fairfax County, Series A, GO, 4.00%, 10/1/41 (4) 7,345 7,612
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/30  1,400 1,603
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/31  1,450 1,663
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  2,200 2,522
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,885 5,616
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,813
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 4,053
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,244
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,557
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  4,795 5,027
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  20,000 22,309
Fairfax County Redev. & Housing Auth., Dominion Square North
Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 4,070
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 4,100
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,654
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,005
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27 (Prerefunded 6/15/25) (3) 3,125 3,208
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/28 (Prerefunded 6/15/25) (3) 3,160 3,244
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26) (3) 1,190 1,254
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26) (3) 3,635 3,829
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26) (3) 5,700 6,005
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,411

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Loudoun County, Series A, GO, 5.00%, 12/1/40  6,865 7,893
Loudoun County, Series A, GO, 5.00%, 12/1/41  6,530 7,476
Loudoun County Economic Dev. Auth., Public facilities, Series A,
3.00%, 12/1/37  5,000 4,593
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  3,795 4,141
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  12,140 13,333
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,344
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,026
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded
7/1/25) (3) 7,925 8,164
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded
7/1/25) (3) 11,755 12,110
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 5,076
Virginia College Building Auth., Series A, 5.00%, 9/1/29
(Prerefunded 9/1/26) (3) 175 185
Virginia College Building Auth., Series A, 5.00%, 2/1/30
(Prerefunded 2/1/25) (3) 13,800 14,066
Virginia College Building Auth., 21st Century College & Equipment
Programs, 5.00%, 2/1/32  5,000 5,910
Virginia College Building Auth., 21st Century College & Equipment
Programs, 5.25%, 2/1/41  5,000 5,664
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 4,134
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25  5,500 5,652
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 8,563
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,642
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,232
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25  4,040 4,138
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 9,209
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,249
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/37  500 591
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 700
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,846

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  2,950 3,391
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 13,217
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (2) 2,000 2,015
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (2) 2,750 2,769
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (2) 7,875 7,934
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (2) 1,250 1,258
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2) 4,380 4,411
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2) 5,000 5,023
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (2) 4,815 4,831
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2) 4,125 4,128
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (2) 2,500 2,498
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (2) 8,625 8,514
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (2) 3,000 2,917
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (2) 1,250 1,208
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (2) 1,250 1,202
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (2) 6,225 6,880
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (2) 5,000 5,519
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (2) 5,660 6,234
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (2) 5,000 5,486
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (2) 2,250 2,460
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (2) 2,000 2,168
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (2) 5,940 6,416
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (2) 2,095 2,248
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (2) 2,955 2,977

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 258
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,349
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,093
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,000 4,020
439,835
WASHINGTON 4.2%
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/41  5,345 5,455
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31 (Prerefunded 11/1/25) (3) 13,625 14,124
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/32 (Prerefunded 11/1/25) (3) 6,480 6,717
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  9,255 10,221
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/30  2,640 2,714
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  4,850 5,181
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/39  7,500 8,656
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 3,017
Energy Northwest, Project 3, Series C, 5.00%, 7/1/28  3,000 3,308
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,014
Port of Seattle, Series C, 5.00%, 8/1/37 (2) 10,605 11,467
Port of Seattle, Intermediate Lien, 5.00%, 8/1/27 (2) 5,000 5,251
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (2) 8,610 9,319
Seattle Municipal Light & Power Revenue, Series A, 5.00%, 4/1/39  3,405 3,703
Seattle Municipal Light & Power Revenue, Series A, 5.00%, 3/1/42  4,950 5,537
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,574
Washington, Series B, GO, 5.00%, 6/1/39  14,945 17,297
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,669
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,185
Washington, Series C, GO, 5.00%, 2/1/28 (4) 6,090 6,656
Washington Health Care Fac. Auth., Commonspirit Health,
Series A, 5.00%, 8/1/27  2,690 2,835
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)  5,500 5,504
Washington, Bid Group 1, Series A-2024, GO, 5.00%, 8/1/39  9,000 10,439
Washington, Bid Group 3, Series R-2023A, GO, 5.00%, 8/1/35  5,735 6,841
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29  7,415 7,630
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 6/1/38  4,180 4,582
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,639
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,314

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 6,097
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33  4,500 4,723
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34  5,000 5,240
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34  18,485 19,793
236,702
WEST VIRGINIA 0.3%
West Virginia Hosp. Fin. Auth., University Health System Obligated
Group, Series A, 5.00%, 6/1/39  1,225 1,351
West Virginia Hosp. Fin. Auth., University Health System Obligated
Group, Series A, 5.00%, 6/1/40  1,900 2,082
West Virginia Hosp. Fin. Auth., University Health System Obligated
Group, Series A, 5.00%, 6/1/41  3,125 3,411
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 1,695
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 1,678
West Virginia Parkways Auth., 5.00%, 6/1/39  3,100 3,450
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 1,936
15,603
WISCONSIN 1.0%
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 14,417
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 14,670
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 11,463
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  4,500 4,973
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series C-4, VRDN, 5.00%, 8/15/54  4,000 4,417
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 959
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,462
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 1,825
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 825
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27 (1) 1,950 1,929
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31 (1) 1,220 1,195
58,135
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (14)(15) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities 99.7%
(Cost $5,594,599) $ 5,564,850
Other Assets Less Liabilities 0.3% 19,033
Net Assets 100.0% $ 5,583,883

T. ROWE PRICE Summit Municipal Intermediate Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$117,291 and represents 2.1% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) When-issued security
(5) Insured by National Public Finance Guarantee Corporation
(6) Insured by Assured Guaranty Municipal Corporation
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) Insured by Build America Mutual Assurance Company
(11) Escrowed to maturity
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies

T. ROWE PRICE Summit Municipal Intermediate Fund

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Summit Municipal Intermediate Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Intermediate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F83-054Q1 01/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 5,564,849 $ — $ 5,564,849
Short-Term Investments 1 — — 1
Total $ 1 $ 5,564,849 $ — $ 5,564,850